Document and Entity Information	May 19, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 19, 2021
Entity Registrant Name	COMPUTER TASK GROUP, INCORPORATED
Entity Incorporation, State or Country Code	NY
Entity File Number	1-9410
Entity Tax Identification Number	16-0912632
Entity Address, Address Line One	300 Corporate Parkway
Entity Address, Address Line Two	Suite 214N
Entity Address, City or Town	Amherst
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14226
City Area Code	716
Local Phone Number	882-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	CTG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000023111
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	800 Delaware Avenue
Entity Address, City or Town	Buffalo
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14209